SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	5,000,000	26,511,043	33,468,010
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $0.40 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	5,000,000
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share		14,731,267	16,652,333
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share		11,779,776	16,815,677